UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      NewYork NY	 August 10, 2005

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $123,608

List of Other Included Managers: N/A

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
FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

AT&T CORP                    COM NEW         001957505  10,577    53418      SH       SOLE                 53418
BAXTER INTL INC              COM             071813109  57,302   143723      SH       SOLE                143723
BLOCK H&R INC                COM             093671105   3,357    14000      SH       SOLE                 14000
BOEING CO                    COM             097023105  79,672   117251      SH       SOLE                117251
CHESAPEAKE ENERGY CORP       COM             165167107  76,373   199669      SH       SOLE                199669
CONEXANT SYSTEMS INC         NOTE 4.000% 2/0 207142AF7  39,517  4095000      SH       SOLE               4095000
CONSECO INC                  COM NEW         208464883  31,019   146940      SH       SOLE                146940
DELPHI FINL GROUP INC        CL A            247131105  44,776   486170      SH       SOLE                486170
DISNEY WALT CO               COM DISNEY      254687106  60,994   252773      SH       SOLE                252773
EARTHLINK INC                COM             270321102  21,441   200383      SH       SOLE                200383
EXXON MOBIL CORP             COM             30231G102   7,803    12280      SH       SOLE                 12280
FEDERAL HOME LN MTG CORP     COM             313400301  67,027   118716      SH       SOLE                118716
GENERAL MTRS CORP            COM             370442105  53,175   173717      SH       SOLE                173717
GENERAL MTRS CORP            DEB SR CONV B   370442733   8,433    48800      SH       SOLE                 48800
LUCENT TECHNOLOGIES INC      DBCV 2.750% 6/1 549463AH0     458    45000      SH       SOLE                 45000
MCI INC                      COM             552691107  50,179   197787      SH       SOLE                197787
MERCK & CO INC               COM             589331107   4,418    16237      SH       SOLE                 16237
NATIONAL OILWELL VARCO INC   COM             637071101  50,840    77265      SH       SOLE                 77265
NCR CORP NEW                 COM             628866E108 39,904   125052      SH       SOLE                125052
NEWS CORP                    CL A            65248E104  14,948    95885      SH       SOLE                 95885
PFIZER INC                   COM             717081103  67,194   269099      SH       SOLE                269099
QUALCOMM INC                 COM             747525103  22,062    49300      SH       SOLE                 49300
QUESTAR CORP                 COM             748356902  76,347    86640      SH       SOLE                 86640
ROWAN COS INC                COM             779382100  84,451   237956      SH       SOLE                237956
SABRE HLDGS CORP             CL A            785905100  39,961   197044      SH       SOLE                197044
SCHERING PLOUGH CORP         COM             806605101  64,377   305827      SH       SOLE                305827
SONY CORP                    ADR NEW         835699307  71,156   214391      SH       SOLE                214391
SPRINT CORP                  COM FON         852061100  51,937   218407      SH       SOLE                218407
SUN MICROSYSTEMS INC         COM             866810104  73,316  1870299      SH       SOLE               1870299
UNION PAC CORP               COM             907818108  19,316    26940      SH       SOLE                 26940
WACHOVIA CORP 2ND NEW        COM             929903102  78,861   165708      SH       SOLE                165708
WASHINGTON MUT INC           COM             939322103  31,062    79200      SH       SOLE                 79200
WASTE MGMT INC DEL           COM             94106L109  14,897    52069      SH       SOLE                 52069
WILLIAMS COS INC DEL         COM             969457100  73,852   294820      SH       SOLE                294820

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